Consolidated Balance Sheets - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current Assets
Cash	$ 1,285,215	$ 1,891,658	$ 31,303
Trade accounts receivable, net of allowance for doubtful accounts of $6,470 and $2,721 and $6,474	166,046	123,815	212,660
Inventory	310,735	336,021	206,926
Prepaid expenses and other current assets	244,537	217,800	208,063
Total Current Assets	2,006,533	2,569,294	658,952
Fixed assets, net	530,383	582,434	706,197
Intangible and Other assets:
Trademarks	251,157	251,157	251,157
Patents, net of accumulated amortization	390,486	345,113	444,095
Website, net of accumulated amortization	11,770	12,576	1,680
Security deposits	46,919	53,169	53,169
Total Intangible and Other assets	700,332	662,015	750,101
TOTAL ASSETS	3,237,248	3,813,743	2,115,250
Current Liabilities
Accounts payable	150,008	$ 221,703	254,024
Accrued interest	52,469		238,299
Accrued interest: Other		$ 40,634	147,984
Accrued liabilities	315,876	320,927	$ 1,838,443
Derivative liability	31,945	$ 19,792
Notes payable	330,259		$ 2,373,557
Notes payable: Other		$ 321,785	578,185
TOTAL CURRENT LIABILITIES	880,557	924,841	5,430,492
STOCKHOLDERS' EQUITY
Preferred stock, $0.0001 par value, 10,000,000 shares authorized, 243,804, 235,560 and 16.2 issued and outstanding as at March 31, 2015 and December 31, 2014 respectively	24	24	1
Common Stock, $0.0001 par value, 25,000,000 shares authorized 10,914,396, 10,879,899 and 6,757,225 shares issued and 10,811,062, 10,776,565 and 6,635,891outstanding at March 31, 2015, December 31, 2014 and December 31, 2013 respectively	1,090	1,088	675
Additional Paid-in Capital	24,078,553	23,903,793	13,762,689
Treasury Stock (103,334 shares of Common Stock as of March 31, 2015, December 31, 2014 and December 31, 2013 respectively, at cost)	(1,033)	(1,033)	(1,033)
Accumulated Deficit	(21,888,744)	(21,082,118)	(17,032,405)
Accumulated Other Comprehensive Income	166,801	67,148	(45,170)
Total Stockholders' Equity	2,356,691	2,888,902	(3,315,243)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 3,237,248	$ 3,813,743	$ 2,115,250